Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2015 and 2014.

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥80,870	¥—	¥80,870
Available-for-sale (noncurrent):
Government bonds	287	—	—	287
Corporate bonds	—	201	—	201
Fund trusts	12	52	—	64
Equity securities	42,849	—	—	42,849
Derivatives	—	1,485	—	1,485

Total assets	¥43,148	¥82,608	¥—	¥125,756

Liabilities:
Derivatives	¥—	¥624	¥—	¥624

Total liabilities	¥—	¥624	¥—	¥624

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥139,240	¥—	¥139,240
Available-for-sale (noncurrent):
Government bonds	325	—	—	325
Corporate bonds	—	162	474	636
Fund trusts	12	72	—	84
Equity securities	40,653	—	—	40,653
Derivatives	—	265	—	265

Total assets	¥40,990	¥139,739	¥474	¥181,203

Liabilities:
Derivatives	¥—	¥11,167	¥—	¥11,167

Total liabilities	¥—	¥11,167	¥—	¥11,167

Changes in Level 3 Assets Measured on Recurring Basis

The following table presents the changes in Level 3 assets measured on a recurring basis, consisting primarily of corporate bonds, for the years ended December 31, 2015 and 2014.

	Years ended December 31
	2015	2014
	(Millions of yen)
Balance at beginning of year	¥474	¥340
Total gains or losses (realized or unrealized):
Included in earnings	—	—
Included in other comprehensive income (loss)	22	(18)
Purchases, issuances, and settlements	(496)	152

Balance at end of year	¥—	¥474